UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-05642

Nuveen Multi-Market Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices)  (Zip code)

Mark L. Winget

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (312) 917-7700

Date of fiscal year end:   June 30

Date of reporting period:   December 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

31 December 2021

Nuveen Closed-End Funds

JMM	Nuveen Multi-Market Income Fund

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will not be sent to you by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.nuveen.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting the financial intermediary (such as a broker-dealer or bank) through which you hold your Fund shares or, if you are a direct investor, by enrolling at www.nuveen.com/e-reports.

You may elect to receive all future shareholder reports in paper free of charge at any time by contacting your financial intermediary or, if you are a direct investor, by calling 800-257-8787 and selecting option #2 or (ii) by logging into your Investor Center account at www.computershare.com/investor and clicking on “Communication Preferences”. Your election to receive reports in paper will apply to all funds held in your account with your financial intermediary or, if you are a direct investor, to all your directly held Nuveen Funds and any other directly held funds within the same group of related investment companies.

Semiannual Report

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It only takes a minute to sign up for e-Reports. Once enrolled, you’ll receive an e-mail as soon as your Nuveen Fund information is ready—no more waiting for delivery by regular mail. Just click on the link within the e-mail to see the report and save it on your computer if you wish.

Free e-Reports right to your e-mail!

www.investordelivery.com

If you receive your Nuveen Fund dividends and statements from your financial professional or brokerage account.

or

www.nuveen.com/client-access

If you receive your Nuveen Fund dividends and statements directly from Nuveen.

NOT FDIC INSURED  MAY LOSE VALUE  NO BANK GUARANTEE

Chair’s Letter to Shareholders

Dear Shareholders,

We have seen a nearly full recovery in the economy and began to approach more normalcy in our daily lives, enabled by unprecedented help from governments and central banks and the development of effective COVID-19 vaccines and therapies.

As crisis-related monetary and fiscal supports are phasing out, global economic growth is expected to moderate from post-pandemic peak growth toward a more sustainable pace of expansion. In the U.S., the rapid rebound in the economy has pushed consumer prices higher, and ongoing supply chain disruptions have kept the inflation rate elevated for longer than expected. With the economy and employment on strong footing, the Federal Reserve is ending its pandemic bond buying program and will begin raising short-term interest rates in 2022 to help keep inflation in check. The Fed now faces the challenge of counteracting inflation pressures without stifling economic growth, which the markets will be watching closely. On the fiscal side, government spending will be lower from here, but the U.S. will begin funding projects with the $1.2 trillion Infrastructure Investment and Jobs Act enacted on November 15, 2021, and Europe, Japan and China are also expected to roll out fiscal support in 2022.

Inflation levels, the timing of monetary policy normalization and the global economy’s response to tighter financial conditions will be a key focus in the markets. We anticipate periodic volatility as markets digest incoming data on these impacts, as well as COVID-19 headlines, as there is still uncertainty about the course of the pandemic. Short-term market fluctuations can provide your Fund opportunities to invest in new ideas as well as upgrade existing positioning while providing long-term value for shareholders. For more than 120 years, the careful consideration of risk and reward has guided Nuveen’s focus on delivering long-term results to our shareholders.

To learn more about how your portfolio can take advantage of new opportunities arising from the normalizing global economy, we encourage you to review your time horizon, risk tolerance and investment goals with your financial professional.

On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.

Terence J. Toth

Chair of the Board

February 22, 2022

Important Notices

For Shareholders of

Nuveen Multi-Market Income Fund (JMM)

Portfolio Manager Commentaries in Semiannual Reports

Beginning with this semiannual shareholder report, the Funds will only include portfolio manager commentaries in their annual shareholder reports. For the Fund’s most recent annual portfolio manager discussion, please refer to the Portfolio Managers’ Comments section of the Fund’s June 31, 2021 annual shareholder report.

For current information on your Fund’s investment objectives, portfolio management team and average annual total returns please refer to the Fund’s website at www.nuveen.com.

For changes that occurred to your Fund both during and subsequent to this reporting period, please refer to the Notes to Financial Statements section of this report.

For average annual total returns as of the end of this reporting period, please refer to the Performance Overview and Holding Summaries section within this report.

Fund Leverage

IMPACT OF THE FUND’S LEVERAGE STRATEGY ON PERFORMANCE

One important factor impacting the returns of the Fund’s common shares relative to its comparative benchmarks was the Fund’s use of leverage through reverse repurchase agreements and mortgage dollar rolls. The Fund uses leverage because our research has shown that, over time, leveraging provides opportunities for additional income. The opportunity arises when short-term rates that the Fund pays on its leveraging instruments are lower than the interest the Fund earns on its portfolio securities that it has bought with the proceeds of that leverage. This has been particularly true in the recent market environment where short-term rates have been low by historical standards.

However, use of leverage can expose Fund common shares to additional price volatility. When the Fund uses leverage, the Fund’s common shares will experience a greater increase in their net asset value if the securities acquired through the use of leverage increase in value, but will also experience a correspondingly larger decline in their net asset value if the securities acquired through leverage decline in value. All this will make the shares’ total return performance more variable over time.

In addition, common share income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. In recent quarters, fund leverage expenses have generally tracked the overall movement of short-term interest rates. While fund leverage expenses are somewhat higher than their recent lows, leverage nevertheless continues to provide the opportunity for incremental common share income, particularly over longer-term periods.

The Fund’s use of leverage had a negligible impact on total return performance during this reporting period.

As of December 31, 2021, the Fund’s percentages of leverage are shown in the accompanying table.

JMM
Effective Leverage*	27.72%
Regulatory Leverage*	0.00%
*

Effective leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of reverse repurchase agreements, certain derivative and other investments in the Fund’s portfolio that increase the Fund’s investment exposure. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. The Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of the Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUND’S LEVERAGE

Reverse Repurchase Agreements

As noted above, the Fund utilized reverse repurchase agreements in which, the Fund sells to a counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date. The Fund’s transactions in reverse repurchase agreements are as shown in the accompanying table.

Current Reporting Period					Subsequent to the Close of the Reporting Period
July 1, 2021	Sales	Purchases	December 31, 2021	Average Balance Outstanding	Sales	Purchases	February 25, 2022
$22,347,000	$47,586,002	$(47,402,002)	$22,531,000	$21,269,320	$ —	$(909,000)	$21,622,000

Refer to Notes to Financial Statements, Note 8 – Fund Leverage for further details.

Common Share Information

DISTRIBUTION INFORMATION

The following information regarding the Fund’s distributions is current as of December 31, 2021, the Fund’s fiscal and tax year end, and may differ from previously issued distribution notifications.

The Fund has implemented a level distribution program. The goal of the Fund’s level distribution program is to provide shareholders with stable, but not guaranteed, cash flow, independent of the amount or timing of income earned or capital gains realized by the Fund. The Fund intends to distribute all or substantially all of its net investment income through its regular monthly distribution and to distribute realized capital gains at least annually. In any monthly period, in order to maintain its level distribution amount, the Fund may pay out more or less than its net investment income during the period. As a result, regular distributions throughout the year are expected to include net investment income and potentially a return of capital or capital gains for tax purposes. You should not draw any conclusions about the Fund’s investment performance from the amount of the distribution or from the terms of the level distribution program. A return of capital is a non-taxable distribution of a portion of a Fund’s capital. A return of capital distribution does not necessarily reflect a Fund’s investment performance and should not be confused with “yield” or “income.”

The amounts and sources of distributions reported in this notice are for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV, which will be sent to shareholders shortly after calendar year-end. Because distribution source estimates are updated throughout the current fiscal year based on the Fund’s performance, those estimates may differ from both the tax information reported to you in your Fund’s 1099 statement, as well as the ultimate economic sources of distributions over the life of your investment. The figures in the table below provide the sources of distributions and may include amounts attributed to realized gains and/or returns of capital. More details about the Fund’s distributions are available on www.nuveen.com/en-us/closed-end-funds.

Data as of December 31, 2021

Current Month Percentage of Distributions			Calendar YTD Per Share Amounts
Net Investment Income	Realized Gains	Return of Capital	Total Distributions	Net Investment Income	Realized Gains	Return of Capital
69.34%	0.00%	30.66%	$0.1800	$0.1248	$0.0000	$0.0552

The following table provides information regarding Fund distributions and total return performance over various time periods. This information is intended to help you better understand whether Fund returns for the specified time periods were sufficient to meet Fund distributions.

Data as of December 31, 2021

		Annualized			Cumulative
Inception Date	Latest Monthly Per Share Distribution	Current Distribution on NAV	1-Year Return on NAV	5-Year Return on NAV	Fiscal YTD Distributions on NAV	Fiscal YTD Return on NAV
12/30/1988	$0.0300	4.69%	2.70%	3.71%	2.34%	0.38%

JMM	Nuveen Multi-Market Income Fund Performance Overview and Holding Summaries as of December 31, 2021

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of December 31, 2021

	Cumulative 6-Month	Average Annual
		1-Year	5-Year	10-Year
JMM at Common Share NAV	0.38%	2.70%	3.71%	4.69%
JMM at Common Share Price	4.01%	10.48%	5.93%	5.76%
Bloomberg U.S. Government/Mortgage Bond Index	0.03%	(1.77)%	2.85%	2.21%
JMM Blended Benchmark[1,2]	0.43%	(0.04)%	3.75%	3.38%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

Daily Common Share NAV and Share Price

1.	For purposes of Fund performance, relative results are measured against this benchmark/index.
2.	JMM Blended Benchmark Consists of: 1) 25% of the Bloomberg U.S. Corporate High-Yield Bond Index and 2) 75% of the Bloomberg U.S. Government/Mortgage Bond Index.

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

For financial reporting purposes, the ratings disclosed are the highest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation

(% of net assets)

Asset-Backed and Mortgage-Backed Securities	84.1%
Corporate Bonds	45.3%
Variable Rate Senior Loan Interests	2.4%
Contingent Capital Securities	1.5%
Sovereign Debt	1.3%
Municipal Bonds	0.8%
Repurchase Agreements	2.1%
Other Assets Less Liabilities	(6.5)%
Net Assets Plus Reverse Repurchase Agreements	131.0%
Reverse Repurchase Agreements	(31.0)%
Net Assets	100%

Portfolio Composition

(% of total investments)

Asset-Backed and Mortgage-Backed Securities	61.2%
Banks	4.2%
Oil, Gas & Consumable Fuels	3.3%
Equity Real Estate Investment Trust	2.9%
Specialty Retail	2.5%
Chemicals	2.1%
IT Services	1.8%
Diversified Telecommunication Services	1.5%
Capital Markets	1.5%
Other[1]	17.5%
Repurchase Agreements	1.5%
Total	100%

Portfolio Credit Quality

(% of total long-term investments)

AAA	2.9%
AA	5.9%
A	7.0%
BBB	30.3%
BB or Lower	26.3%
U.S. Treasury/Agency	20.0%
N/R	7.6%
Total	100%

1	See the Portfolio of Investments for the remaining industries/sectors comprising “Other” and not listed in the Portfolio Composition above.

JMM	Nuveen Multi-Market Income Fund Portfolio of Investments December 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 135.4% ( 98.5% of Total Investments)

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES – 84.1% ( 61.2% of Total Investments)

$173	321 Henderson Receivables VI LLC, 144A	9.310%	7/15/61	Aaa	$198,173
102	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1, 144A	6.500%	8/15/30	Aa3	102,875
500	ACRE Commercial Mortgage 2021-FL4 Ltd, 144A, (1-Month LIBOR reference rate + 2.600% spread), (3)	2.704%	12/18/37	N/R	497,565
500	Adams Outdoor Advertising LP, Series 2018-1B, 144A	5.653%	11/15/48	BBB	516,954
400	AIMCO CLO Series 2017-A, 144A, (3-Month LIBOR reference rate + 1.500% spread), (3)	1.632%	4/20/34	AA	392,702
50	Alternative Loan Trust 2003-J3	5.250%	11/25/33	Aaa	51,767
63	Alternative Loan Trust 2004-J2	6.500%	3/25/34	AA+	63,611
1,639	American Homes 4 Rent Trust, Series 2015-SFR2 Trust, 144A	0.000%	10/17/52	N/R	16
175	AMSR 2019-SFR1 Trust, 144A	3.247%	1/19/39	Baa1	178,811
62	Bayview Financial Mortgage Pass-Through Trust 2005-D	5.500%	12/28/35	Aa3	61,346
23	Bayview Financial Mortgage Pass-Through Trust 2006-C	6.352%	11/28/36	Caa3	22,194
500	CARS-DB4 LP, Series 2020-1A, 144A	4.520%	2/15/50	BBB	515,200
920	CF Hippolyta LLC, Series 2020-1 B2, 144A	2.600%	7/15/60	A–	917,125
78	Chase Funding Trust Series 2003-3	5.160%	3/25/33	BBB	77,980
500	CHL GMSR Issuer Trust, Series 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	2.852%	5/25/23	N/R	501,502
400	CIFC Funding 2020-II Ltd, Series 2020-2A 144A, (3-Month LIBOR reference rate + 1.600% spread), (3)	0.000%	10/20/34	AA	397,034
150	Citigroup Commercial Mortgage Trust 2014-GC23	4.578%	7/10/47	A3	156,008
425	Citigroup Commercial Mortgage Trust 2015-GC29	4.142%	4/10/48	A–	440,356
600	Citigroup Commercial Mortgage Trust 2016-P5, 144A	3.000%	10/10/49	BBB–	518,349
450	Citigroup Commercial Mortgage Trust 2018-TBR, 144A, (1-Month LIBOR reference rate + 1.800% spread), (3)	1.910%	12/15/36	BBB–	445,641
241	Citigroup Commercial Mortgage Trust 2019-GC41	3.502%	8/10/56	A–	244,908
76	Citigroup Global Markets Mortgage Securities VII Inc, Series 2003-1, 144A	6.000%	9/25/33	CCC	69,179
500	COMM 2013-LC13 Mortgage Trust, 144A	5.261%	8/10/46	BB–	482,648
775	COMM 2015-CCRE22 Mortgage Trust	4.106%	3/10/48	A–	803,739
450	COMM 2015-CCRE25 Mortgage Trust	4.530%	8/10/48	A–	466,305
540	COMM 2015-CCRE26 Mortgage Trust	4.478%	10/10/48	A–	567,693
108	COMM 2015-LC23 Mortgage Trust	4.609%	10/10/48	A–	113,365
45	Commonbond Student Loan Trust, Series 2017-BGS, 144A	4.440%	9/25/42	Aa3	46,744
250	CPT MORTGAGE TRUST, Series 2019-CPT, 144A	2.997%	11/13/39	N/R	237,972
305	Credit Suisse First Boston Mortgage Securities Corp, Series 2003-8	6.210%	4/25/33	AAA	307,438
500	Credit Suisse Mortgage Capital Certificates 2019-ICE4, 144A, (1-Month LIBOR reference rate + 1.600% spread), (3)	1.710%	5/15/36	Baa3	498,118
70	Credit-Based Asset Servicing and Securitization LLC, Series 2007-SP1, 144A	4.759%	12/25/37	Aaa	70,345
250	CSMC 2014-USA OA LLC, 144A	4.373%	9/15/37	B–	222,450
94	CSMC Mortgage-Backed Trust 2006-7	6.000%	8/25/36	Caa3	52,759
1,155	DB Master Finance LLC, Series 2017-1A, 144A	4.030%	11/20/47	BBB	1,205,508
300	DB Master Finance LLC, Series 2021-1A, 144A	2.493%	11/20/51	BBB	298,658
1,140	Domino’s Pizza Master Issuer LLC, Series 2015-1A, 144A	4.474%	10/25/45	BBB+	1,170,588
598	Driven Brands Funding LLC, Series 2018-1A, 144A	4.739%	4/20/48	BBB–	621,387
1,434	Driven Brands Funding LLC, Series 2019-1A, 144A	4.641%	4/20/49	BBB–	1,512,074
400	Dryden 49 Senior Loan Fund, Series 2017-49A, 144A, (3-Month LIBOR reference rate + 1.600% spread), (3)	1.722%	7/18/30	Aa1	400,011
375	ELP Commercial Mortgage Trust, Series 2021-ELP, 144A, (1-Month LIBOR reference rate + 2.118% spread), (3)	2.228%	11/15/38	N/R	372,782
3,225	Fannie Mae TBA, (MDR), (WI/DD)	3.000%	TBA	Aaa	3,336,068
2,000	Fannie Mae TBA, (MDR), (WI/DD)	2.000%	TBA	Aaa	1,989,385
7	Fannie Mae Mortgage Pool FN 709700, (4)	5.500%	6/01/33	N/R	7,715
49	Fannie Mae Mortgage Pool FN 745324, (4)	6.000%	3/01/34	Aaa	53,230
26	Fannie Mae Mortgage Pool FN 763687, (4)	6.000%	1/01/34	N/R	29,048
60	Fannie Mae Mortgage Pool FN 766070, (4)	5.500%	2/01/34	N/R	66,876
18	Fannie Mae Mortgage Pool FN 828346, (4)	5.000%	7/01/35	N/R	20,208
10	Fannie Mae Mortgage Pool FN 878059, (4)	5.500%	3/01/36	N/R	11,980
12	Fannie Mae Mortgage Pool FN 882685, (4)	6.000%	6/01/36	N/R	13,266
32	Fannie Mae Mortgage Pool FN 995018, (4)	5.500%	6/01/38	N/R	36,202

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$518	Fannie Mae Mortgage Pool FN AS8583, (4)	3.500%	1/01/47	Aaa	$551,486
429	Fannie Mae Mortgage Pool FN AW4182, (4)	3.500%	2/01/44	N/R	459,997
36	Fannie Mae Mortgage Pool FN BH4019, (4)	4.000%	9/01/47	N/R	38,110
946	Fannie Mae Mortgage Pool FN BM5126, (4)	3.500%	1/01/48	N/R	1,017,711
262	Fannie Mae Mortgage Pool FN BM5839, (4)	3.500%	11/01/47	Aaa	282,416
250	Fannie Mae Mortgage Pool FN BM6038, (4)	4.000%	1/01/45	Aaa	271,414
713	Fannie Mae Mortgage Pool FN MA3305, (4)	3.500%	3/01/48	N/R	754,641
567	Fannie Mae Mortgage Pool FN MA3333, (4)	4.000%	4/01/48	Aaa	602,609
2,323	Fannie Mae Mortgage Pool FN MA4438, (4)	2.500%	10/01/51	N/R	2,372,800
61	Fannie Mae REMIC Trust 2002-W1	5.199%	2/25/42	Aaa	65,673
316	Fannie Mae REMIC Trust 2003-W1	2.893%	12/25/42	AAA	152,530
12	Freddie Mac Gold Pool FG C00676, (4)	6.500%	11/01/28	N/R	13,148
1,248	Freddie Mac Gold Pool FG G08528, (4)	3.000%	4/01/43	Aaa	1,318,343
367	Freddie Mac Gold Pool FG G08566, (4)	3.500%	1/01/44	N/R	395,130
685	Freddie Mac Gold Pool FG G18497, (4)	3.000%	1/01/29	N/R	719,144
877	Freddie Mac Gold Pool FG G60138, (4)	3.500%	8/01/45	Aaa	950,716
545	Freddie Mac Gold Pool FG Q40718, (4)	3.500%	5/01/46	N/R	581,141
793	Freddie Mac Gold Pool FG Q40841, (4)	3.000%	6/01/46	N/R	830,383
1,143	Freddie Mac Pool FR ZT0541, (4)	4.000%	6/01/48	N/R	1,240,770
325	Freddie Mac Pool FR ZT0542, (4)	4.000%	7/01/48	N/R	354,668
600	Freddie Mac STACR Remic Trust 2020-DNA2, 144A, (1-Month LIBOR reference rate + 2.500% spread), (3)	2.603%	2/25/50	B	601,114
300	Freddie Mac STACR REMIC Trust 2021-HQA1, 144A, (SOFR30A reference rate + 2.250% spread), (3)	2.300%	8/25/33	Ba1	301,984
500	FREMF 2017-K724 Mortgage Trust, 144A	3.528%	12/25/49	BBB–	512,137
108	Ginnie Mae I Pool GN 604567, (4)	5.500%	8/15/33	N/R	124,321
67	Ginnie Mae I Pool GN 631574, (4)	6.000%	7/15/34	N/R	75,984
500	GS Mortgage Securities Corp Trust, Series 2018-TWR, 144A, (1-Month LIBOR reference rate + 0.900% spread), (3)	1.010%	7/15/31	AAA	498,732
260	GS Mortgage Securities Trust, Series 2013-GC16	5.161%	11/10/46	Aa1	270,284
200	GS Mortgage Securities Trust, Series 2013-GCJ14, 144A	4.738%	8/10/46	A2	199,865
57	GSMPS Mortgage Loan Trust, Series 2001-2, 144A	7.500%	6/19/32	N/R	56,174
339	GSMPS Mortgage Loan Trust, Series 2003-3, 144A	7.000%	6/25/43	N/R	384,272
321	GSMPS Mortgage Loan Trust, Series 2005-RP1, 144A	8.500%	1/25/35	B2	366,141
442	GSMPS Mortgage Loan Trust, Series 2005-RP2, 144A	7.500%	3/25/35	AAA	458,857
415	GSMPS Mortgage Loan Trust, Series 2005-RP3, 144A	7.500%	9/25/35	AAA	430,436
274	GSMPS Mortgage Loan Trust, Series 2005-RP3, 144A	8.000%	9/25/35	Caa1	289,799
495	Hardee’s Funding LLC, Series 2020-1A A2, 144A	3.981%	12/20/50	BBB	518,129
500	Hudson Yards, Trust, Series 2019-55HY, 144A	2.943%	12/10/41	A3	505,571
178	Impac Secured Assets CMN Owner Trust, Series 2000-3	8.000%	10/25/30	N/R	173,844
456	JG Wentworth XXXVII LLC, Series 2016-1A, 144A	5.190%	6/17/69	Baa2	494,020
430	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, 144A	4.613%	7/05/31	BBB–	441,738
500	J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, 144A	3.756%	1/05/31	BBB–	504,438
742	JGWPT XXV LLC, Series 2012-1A, 144A	7.140%	2/15/67	Aa3	908,794
317	JGWPT XXVI LLC, Series 2012-2A, 144A	6.770%	10/17/61	A1	382,346
208	JP Morgan Alternative Loan Trust, Series 2006-S1	6.500%	3/25/36	N/R	161,200
500	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, 144A	3.389%	12/15/49	BBB–	434,209
280	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-ICON UES, 144A	4.343%	5/05/32	A–	284,633
500	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, 144A	3.620%	1/16/37	BBB–	496,001
500	JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, 144A	3.000%	10/15/50	BBB–	462,490
400	Manhattan West, Series 2020-1MW Mortgage Trust, 144A	2.335%	9/10/39	Baa3	384,837
241	MASTR Alternative Loan Trust, Series 2004-1	7.000%	1/25/34	Aaa	253,783
169	MASTR Alternative Loan Trust, Series 2004-5	7.000%	6/25/34	AA+	175,948
131	MASTR Asset Securitization Trust, Series 2003-11	5.250%	12/25/33	A	135,560
249	MASTR Reperforming Loan Trust, Series 2005-1, 144A	7.500%	8/25/34	N/R	236,966
420	Mid-State Capital Corp 2004-1 Trust	6.005%	8/15/37	AA+	436,335
29	Mid-State Capital Corp 2004-1 Trust	8.900%	8/15/37	A1	30,691
477	Mid-State Capital Corp 2005-1 Trust	5.745%	1/15/40	AA	499,484
154	Mid-State Trust XI	5.598%	7/15/38	Baa2	159,905

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	ASSET-BACKED AND MORTGAGE-BACKED SECURITIES (continued)

$230	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14	4.859%	2/15/47	AAA	$242,327
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20	4.452%	2/15/48	N/R	255,838
500	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28	4.624%	1/15/49	A3	506,891
42	Morgan Stanley Mortgage Loan Trust, Series 2006-2	5.750%	2/25/36	N/R	41,441
500	MSCG Trust 2015-ALDR, 144A	3.462%	6/07/35	BBB–	410,931
205	MVW Owner Trust, Series 2017-1, 144A	2.420%	12/20/34	AAA	206,657
1,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, 144A, (1-Month LIBOR reference rate + 2.750% spread), (3)	2.860%	7/15/36	N/R	998,500
400	Neuberger Berman Loan Advisers CLO 31 Ltd, 144A, (3-Month LIBOR reference rate + 1.550% spread), (3)	1.682%	4/20/31	AA	400,060
352	New Residential Mortgage Loan Trust, Series 2014-1A, 144A	6.078%	1/25/54	BBB	373,547
659	New Residential Mortgage Loan Trust, Series 2015-2A, 144A	5.468%	8/25/55	Baa1	694,791
484	Planet Fitness Master Issuer LLC, Series 2018-1A, 144A	4.666%	9/05/48	BBB–	494,192
500	PNMAC FMSR ISSUER TRUST, Series 2018-FT1, 144A, (1-Month LIBOR reference rate + 2.350% spread), (3)	2.442%	4/25/23	N/R	499,225
500	PNMAC GMSR ISSUER TRUST, Series 2018-GT1, 144A, (1-Month LIBOR reference rate + 2.850% spread), (3)	2.952%	2/25/23	N/R	501,262
500	PNMAC GMSR ISSUER TRUST, Series 2018-GT2, 144A, (1-Month LIBOR reference rate + 2.650% spread), (3)	2.752%	8/25/25	N/R	500,537
485	RBS Commercial Funding Inc 2013-SMV Trust, Series 2031-SMV 144A	3.584%	3/11/31	BBB–	478,972
497	SERVPRO Master Issuer LLC, Series 2021-1A, 144A	2.394%	4/25/51	BBB–	488,865
274	Sesac Finance LLC, Series 2019-1,144A	5.216%	7/25/49	N/R	284,094
210	Sierra Timeshare 2019-3 Receivables Funding LLC, 144A	4.180%	8/20/36	BB	210,723
135	SLG Office Trust, Series 2021-OVA, 144A	2.851%	7/15/41	BBB–	131,176
380	Sonic Capital LLC, Series 2020-1A, 144A	3.845%	1/20/50	BBB	392,567
500	Stack Infrastructure Issuer LLC, Series 2020-1A A2, 144A	1.893%	8/25/45	A–	491,313
750	STACR Trust, Series 2018-HRP2, 144A, (1-Month LIBOR reference rate + 2.400% spread), (3)	2.503%	2/25/47	BBB–	761,851
324	START Ireland, Series 2019-1, 144A	5.095%	3/15/44	BB	295,772
140	Structured Receivables Finance, Series 2010-A LLC, 144A	5.218%	1/16/46	AAA	146,506
597	Taco Bell Funding LLC, Series 2016-1A, 144A	4.970%	5/25/46	BBB	622,751
660	Taco Bell Funding LLC, Series 2021-1A, 144A	2.294%	8/25/51	BBB	652,423
300	Taco Bell Funding LLC, Series 2021-1A, 144A	1.946%	8/25/51	BBB	294,079
250	VNDO Mortgage Trust, Series 2016-350P, 144A	3.903%	1/10/35	AA–	264,396
12	Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA3 Trust	5.892%	8/25/38	Aaa	12,171
195	Wells Fargo Commercial Mortgage Trust, Series 2016-C33	3.896%	3/15/59	A–	199,865
460	Wendy’s Funding LLC, Series 2019-1A, 144A	3.783%	6/15/49	BBB	476,575
577	Wendy’s Funding LLC, Series 2021-1A, 144A	2.370%	6/15/51	BBB	563,772
995	Wingstop Funding LLC, Series 2020-1A A2, 144A	2.841%	12/05/50	N/R	993,462
219	Zaxby’s Funding LLC, Series 2021-1A A2, 144A	3.238%	7/30/51	N/R	222,760
$61,512	Total Asset-Backed and Mortgage-Backed Securities (cost $60,331,911)				61,118,002

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	CORPORATE BONDS – 45.3% (32.9% of Total Investments)

	Aerospace & Defense – 1.1%

$350	Boeing Co, (4)	3.250%	2/01/28	Baa2	$364,696
200	Boeing Co, (4)	3.625%	2/01/31	Baa2	213,277
200	Rolls-Royce PLC, 144A	5.750%	10/15/27	BB–	221,180
750	Total Aerospace & Defense				799,153

	Air Freight & Logistics – 0.1%

100	Cargo Aircraft Management Inc, 144A	4.750%	2/01/28	BB	101,772

	Auto Components – 0.8%

250	Adient Global Holdings Ltd, 144A	4.875%	8/15/26	B	255,000
100	Adient US LLC, 144A	9.000%	4/15/25	BB–	106,250
50	Dana Inc	4.250%	9/01/30	BB+	50,688
100	Goodyear Tire & Rubber Co	5.250%	4/30/31	BB–	108,701
75	PECF USS Intermediate Holding III Corp, 144A	8.000%	11/15/29	CCC	77,662
575	Total Auto Components				598,301

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Automobiles – 0.8%

$175	Ford Motor Co	3.250%	2/12/32	BB+	$179,200
400	General Motors Financial Co Inc, (4)	3.600%	6/21/30	BBB	426,592
575	Total Automobiles				605,792

	Banks – 4.6%

400	Banco Santander SA	2.749%	12/03/30	BBB+	391,425
900	Bank of America Corp, (4)	1.898%	7/23/31	AA–	861,368
250	Caelus Re VI Ltd, 144A, (3-Month U.S. Treasury Bill reference rate + 5.380% spread), (3)	5.408%	6/07/23	N/R	256,725
500	JPMorgan Chase & Co, (4)	2.580%	4/22/32	AA–	506,424
300	JPMorgan Chase & Co	3.650%	9/01/70	BBB+	299,250
295	M&T Bank Corp	3.500%	3/01/70	Baa2	289,041
300	Truist Financial Corp	4.800%	3/01/70	Baa2	312,750
400	Wells Fargo & Co	3.900%	3/15/70	Baa2	411,000
3,345	Total Banks				3,327,983

	Beverages – 0.7%

75	Primo Water Holdings Inc, 144A	4.375%	4/30/29	B1	74,250
450	Triton Water Holdings Inc, 144A	6.250%	4/01/29	CCC+	431,595
525	Total Beverages				505,845

	Building Products – 0.3%

210	SRS Distribution Inc, 144A	6.000%	12/01/29	CCC	211,050

	Capital Markets – 1.7%

300	Bank of New York Mellon Corp	4.700%	9/20/70	Baa1	320,025
250	Charles Schwab Corp	4.000%	6/01/70	BBB	255,000
75	Compass Group Diversified Holdings LLC, 144A	5.250%	4/15/29	B+	78,563
500	Goldman Sachs Group Inc, (4)	1.992%	1/27/32	A2	479,388
100	LPL Holdings Inc, 144A	4.625%	11/15/27	BB	103,500
1,225	Total Capital Markets				1,236,476

	Chemicals – 2.2%

250	Calumet Specialty Products Partners LP / Calumet Finance Corp, 144A	11.000%	4/15/25	B–	269,687
240	EverArc Escrow Sarl, 144A	0.000%	10/30/29	B+	240,178
375	NOVA Chemicals Corp, 144A, (4)	5.000%	5/01/25	BB–	393,026
160	OCI NV, 144A	4.625%	10/15/25	BB+	166,000
298	Rayonier AM Products Inc, 144A, (4)	7.625%	1/15/26	B+	315,880
120	Tronox Inc, 144A	4.625%	3/15/29	B	119,850
25	Unifrax Escrow Issuer Corp, 144A	5.250%	9/30/28	BB	25,269
25	Unifrax Escrow Issuer Corp, 144A	7.500%	9/30/29	CCC+	25,250
50	WR Grace Holdings LLC, 144A	5.625%	8/15/29	B+	51,188
1,543	Total Chemicals				1,606,328

	Commercial Services & Supplies – 1.3%

100	GFL Environmental Inc, 144A	4.250%	6/01/25	BB–	102,894
150	GFL Environmental Inc, 144A	3.500%	9/01/28	BB–	147,750
500	Pitney Bowes Inc, 144A, (4)	7.250%	3/15/29	BB	513,750
200	Prime Security Services Borrower LLC / Prime Finance Inc, 144A	5.750%	4/15/26	BB–	214,734
950	Total Commercial Services & Supplies				979,128

	Communications Equipment – 1.1%

325	Gray Television Inc, 144A, (4)	4.750%	10/15/30	BB–	322,969
500	T-Mobile USA Inc, (4)	2.250%	11/15/31	BBB–	485,155
825	Total Communications Equipment				808,124

	Consumer Finance – 0.8%

300	American Express Co	3.550%	9/15/70	Baa2	300,525
250	Navient Corp, (4)	6.125%	3/25/24	Ba3	266,562
550	Total Consumer Finance				567,087

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Containers & Packaging – 0.4%

$200	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 144A, (4)	3.250%	9/01/28	BB+	$197,755
100	Silgan Holdings Inc	4.125%	2/01/28	BB–	102,125
300	Total Containers & Packaging				299,880

	Distributors – 0.1%

100	H&E Equipment Services Inc, 144A	3.875%	12/15/28	BB–	99,250

	Diversified Financial Services – 1.4%

491	GE Capital International Funding Co Unlimited Co	4.418%	11/15/35	BBB+	585,940
170	OneMain Finance Corp	3.500%	1/15/27	Ba2	168,087
250	Putnam RE PTE Ltd, 144A, (1-Month U.S. Treasury Bill reference rate + 5.500% spread), (3)	5.528%	6/07/24	N/R	255,175
911	Total Diversified Financial Services				1,009,202

	Diversified Telecommunication Services – 2.1%

200	Altice France SA/France, 144A	5.125%	7/15/29	B	195,090
275	Altice France SA/France, 144A	5.500%	10/15/29	B	270,875
600	AT&T Inc, (4)	2.750%	6/01/31	BBB+	612,152
50	Directv Financing LLC / Directv Financing Co-Obligor Inc, 144A	5.875%	8/15/27	BBB–	51,185
200	Iliad Holding SASU, 144A	6.500%	10/15/26	BB–	210,146
200	Vmed O2 UK Financing I PLC, 144A	4.750%	7/15/31	BB+	202,500
1,525	Total Diversified Telecommunication Services				1,541,948

	Electronic Equipment, Instruments & Components – 0.3%

200	Imola Merger Corp, 144A	4.750%	5/15/29	BB+	205,210

	Energy Equipment & Services – 0.4%

250	Archrock Partners LP / Archrock Partners Finance Corp, 144A, (4)	6.875%	4/01/27	B+	262,500

	Entertainment – 0.1%

70	Cinemark USA Inc, 144A	8.750%	5/01/25	BB+	74,200

	Equity Real Estate Investment Trust – 4.0%

650	Brixmor Operating Partnership LP, (4)	4.050%	7/01/30	BBB–	709,269
200	Essential Properties LP, (4)	2.950%	7/15/31	BBB–	197,012
500	GLP Capital LP / GLP Financing II Inc, (4)	4.000%	1/15/30	BBB–	529,023
150	GLP Capital LP / GLP Financing II Inc	4.000%	1/15/31	BBB–	160,049
250	HAT Holdings I LLC / HAT Holdings II LLC, 144A	3.375%	6/15/26	BB+	252,500
250	Iron Mountain Inc, 144A, (4)	5.250%	3/15/28	BB–	260,000
75	Iron Mountain Inc, 144A	4.500%	2/15/31	BB–	75,802
100	Kite Realty Group Trust, (4)	4.750%	9/15/30	BBB	110,612
325	MPT Operating Partnership LP / MPT Finance Corp, (4)	3.500%	3/15/31	BBB–	328,656
250	SITE Centers Corp, (4)	4.250%	2/01/26	BBB	267,064
2,750	Total Equity Real Estate Investment Trust				2,889,987

	Food & Staples Retailing – 0.4%

250	Chobani LLC / Chobani Finance Corp Inc, 144A, (4)	4.625%	11/15/28	B1	256,864

	Gas Utilities – 0.3% (0.2% of Total Investments)

200	Suburban Propane Partners LP/Suburban Energy Finance Corp	5.875%	3/01/27	BB–	206,500

	Health Care Providers & Services – 1.6%

100	Centene Corp	4.250%	12/15/27	BBB–	104,250
35	Centene Corp	2.450%	7/15/28	BBB–	34,475
100	Centene Corp	4.625%	12/15/29	BBB–	107,846
50	CHS/Community Health Systems Inc, 144A	5.625%	3/15/27	BB–	52,917
50	CHS/Community Health Systems Inc, 144A	6.000%	1/15/29	BB–	53,312
100	DaVita Inc, 144A	4.625%	6/01/30	Ba3	102,375
270	LifePoint Health Inc, 144A	5.375%	1/15/29	CCC+	268,650
50	Tenet Healthcare Corp, 144A	4.625%	6/15/28	B+	51,375

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Health Care Providers & Services (continued)

$400	Tenet Healthcare Corp, 144A	4.375%	1/15/30	B+	$405,226
1,155	Total Health Care Providers & Services				1,180,426

	Health Care Technology – 0.2%

150	MPH Acquisition Holdings LLC, 144A	5.500%	9/01/28	Ba3	152,063

	Hotels, Restaurants & Leisure – 0.7%

100	Cedar Fair LP / Canada’s Wonderland Co / Magnum Management Corp / Millennium Op, 144A	5.500%	5/01/25	Ba2	103,500
50	International Game Technology PLC, 144A	4.125%	4/15/26	BB	51,503
55	Marriott Ownership Resorts Inc, 144A	4.500%	6/15/29	B1	55,359
250	Scientific Games International Inc, 144A	8.625%	7/01/25	B–	266,875
455	Total Hotels, Restaurants & Leisure				477,237

	Household Durables – 0.1%

50	Kronos Acquisition Holdings Inc / KIK Custom Products Inc, 144A	5.000%	12/31/26	B2	49,392
50	WASH Multifamily Acquisition Inc, 144A	5.750%	4/15/26	B–	52,547
100	Total Household Durables				101,939

	Insurance – 0.6%

25	AmWINS Group Inc, 144A	4.875%	6/30/29	B–	25,250
410	BroadStreet Partners Inc, 144A	5.875%	4/15/29	CCC+	402,825
435	Total Insurance				428,075

	Interactive Media & Services – 0.1%

50	Arches Buyer Inc, 144A	4.250%	6/01/28	B1	49,974

	IT Services – 2.5%

500	Ahead DB Holdings LLC, 144A	6.625%	5/01/28	CCC+	496,250
50	Booz Allen Hamilton Inc, 144A	3.875%	9/01/28	Baa3	50,875
45	Booz Allen Hamilton Inc, 144A	4.000%	7/01/29	Baa3	46,480
500	CA Magnum Holdings, 144A	5.375%	10/31/26	BB–	516,875
660	Presidio Holdings Inc, 144A	8.250%	2/01/28	CCC+	702,900
1,755	Total IT Services				1,813,380

	Life Sciences Tools & Services – 0.6%

75	Avantor Funding Inc, 144A	4.625%	7/15/28	BB	78,188
340	Avantor Funding Inc, 144A, (4)	3.875%	11/01/29	BB	343,709
415	Total Life Sciences Tools & Services				421,897

	Media – 1.1%

200	DISH DBS Corp	5.875%	11/15/24	B–	205,452
180	DISH DBS Corp, 144A	5.250%	12/01/26	Ba3	182,841
200	LCPR Senior Secured Financing DAC, 144A	5.125%	7/15/29	BB+	201,000
30	Sirius XM Radio Inc, 144A	3.125%	9/01/26	BB	30,009
135	Sirius XM Radio Inc, 144A	4.000%	7/15/28	BB	135,755
75	Univision Communications Inc, 144A	4.500%	5/01/29	B1	75,750
820	Total Media				830,807

	Metals & Mining – 0.4%

250	Constellium SE, 144A	3.750%	4/15/29	B	245,974
57	Joseph T Ryerson & Son Inc, 144A	8.500%	8/01/28	BB–	61,987
307	Total Metals & Mining				307,961

	Mortgage Real Estate Investment Trust – 0.2%

125	HAT Holdings I LLC / HAT Holdings II LLC, 144A	6.000%	4/15/25	BB+	130,000

	Oil, Gas & Consumable Fuels – 4.6%

35	DT Midstream Inc, 144A	4.125%	6/15/29	BB+	35,831
30	DT Midstream Inc, 144A	4.375%	6/15/31	BB+	31,200

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value

	Oil, Gas & Consumable Fuels (continued)

$250	Enable Midstream Partners LP, (4)	4.400%	3/15/27	BBB–	$269,761
100	EnLink Midstream LLC	5.375%	6/01/29	BB+	102,250
50	EQT Corp, 144A	3.125%	5/15/26	BB+	51,327
500	MEG Energy Corp, 144A, (4)	5.875%	2/01/29	BB–	523,465
500	MPLX LP, (4)	4.800%	2/15/29	BBB	570,909
100	NuStar Logistics LP	5.750%	10/01/25	BB–	107,612
200	Occidental Petroleum Corp, (4)	5.875%	9/01/25	BB+	220,500
50	Occidental Petroleum Corp	5.500%	12/01/25	BB+	55,468
125	Parkland Corp, 144A	4.500%	10/01/29	BB	125,099
315	Parkland Corp/Canada, 144A	4.625%	5/01/30	BB	313,031
125	Santos Finance Ltd, 144A	3.649%	4/29/31	BBB	127,273
500	SunCoke Energy Inc, 144A, (4)	4.875%	6/30/29	BB	497,500
250	Western Midstream Operating LP, (4)	5.300%	2/01/30	BB+	274,760
3,130	Total Oil, Gas & Consumable Fuels				3,305,986

	Pharmaceuticals – 0.9%

225	Endo Dac / Endo Finance LLC / Endo Finco Inc, 144A	5.875%	10/15/24	B–	221,494
200	Organon & Co/ORG, 144A	5.125%	4/30/31	BB–	208,936
220	Teva Pharmaceutical Finance Netherlands III BV	6.750%	3/01/28	Ba2	234,300
645	Total Pharmaceuticals				664,730

	Real Estate Management & Development – 0.6%

50	Howard Hughes Corp, 144A	4.125%	2/01/29	BB	50,668
75	Kennedy-Wilson Inc	4.750%	3/01/29	BB	76,687
325	Kennedy-Wilson Inc, (4)	5.000%	3/01/31	BB	334,750
450	Total Real Estate Management & Development				462,105

	Road & Rail – 0.5% (0.4% of Total Investments)

110	First Student Bidco Inc / First Transit Parent Inc, 144A	4.000%	7/31/29	BB+	106,920
250	United Rentals North America Inc, (4)	4.875%	1/15/28	BB	262,719
360	Total Road & Rail				369,639

	Semiconductors & Semiconductor Equipment – 0.7%

500	Broadcom Inc, 144A, (4)	2.450%	2/15/31	BBB–	490,257

	Software – 0.5%

100	Avaya Inc, 144A	6.125%	9/15/28	BB	106,000
285	Open Text Corp, 144A	3.875%	12/01/29	BB	288,563
385	Total Software				394,563

	Specialty Retail – 3.5%

455	Albion Financing 2SARL, 144A	8.750%	4/15/27	BB–	462,507
365	Asbury Automotive Group Inc, 144A	4.625%	11/15/29	BB	371,844
325	Asbury Automotive Group Inc, 144A	5.000%	2/15/32	BB	337,253
50	Bath & Body Works Inc, 144A	6.625%	10/01/30	BB	56,625
75	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.375%	4/01/26	B–	72,375
100	Ferrellgas LP / Ferrellgas Finance Corp, 144A	5.875%	4/01/29	B–	96,000
75	LCM Investments Holdings II LLC, 144A	4.875%	5/01/29	BB–	77,076
50	Michaels Cos Inc, 144A	5.250%	5/01/28	Ba3	50,022
500	Michaels Cos Inc, 144A	7.875%	5/01/29	B3	492,500
475	Superior Plus LP / Superior General Partner Inc, 144A	4.500%	3/15/29	BB–	488,224
2,470	Total Specialty Retail				2,504,426

	Tobacco – 0.8% (0.6% of Total Investments)

600	BAT Capital Corp, (4)	2.726%	3/25/31	BBB+	582,253

	Trading Companies & Distributors – 0.1%

50	WESCO Distribution Inc, 144A	7.250%	6/15/28	BB–	54,813
$32,086	Total Corporate Bonds (cost $32,558,772)				32,915,111

Principal Amount (000)	Description (1)	Coupon (5)	Reference Rate (5)	Spread (5)	Maturity (6)	Ratings (2)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 2.4% (1.7% of Total Investments) (5)

	Aerospace & Defense – 0.4%

$250	Maxar Technologies Ltd., Term Loan B	2.860%	1-Month LIBOR	2.750%	10/05/24	B	$248,437

	Beverages – 0.4%

298	Triton Water Holdings, Inc, Term Loan	4.000%	3-Month LIBOR	3.500%	3/31/28	B1	295,768

	Building Products – 0.4%

298	Quikrete Holdings, Inc., Term Loan, First Lien	2.604%	1-Month LIBOR	2.500%	1/31/27	BB-	294,874

	Chemicals – 0.6%

11	Atotech B.V., Term Loan B	3.000%	1-Month LIBOR	2.500%	3/18/28	B+	11,048
238	Atotech B.V., Term Loan B	3.000%	3-Month LIBOR	2.500%	3/18/28	B+	237,538
199	INEOS Styrolution US Holding LLC, Term Loan B	3.250%	1-Month LIBOR	2.750%	1/29/26	BB+	198,668
448	Total Chemicals						447,254

	Distributors – 0.3%

249	Core & Main LP, Term Loan B	2.602%	1-Month LIBOR	2.500%	6/10/28	Ba3	247,695

	Insurance – 0.3%

199	Alliant Holdings Intermediate, LLC, Term Loan B4	4.000%	1-Month LIBOR	3.500%	11/12/27	B	199,536
$1,742	Total Variable Rate Senior Loan Interests (cost $1,736,893)						1,733,564

Principal Amount (000)	Description (1), (7)			Coupon	Maturity	Ratings (2)	Value

	CONTINGENT CAPITAL SECURITIES – 1.5% (1.1% of Total Investments)

	Banks – 1.2%

$200	Banco Bilbao Vizcaya Argentaria SA			6.500%	N/A (8)	Ba2	$212,250
200	Banco Santander SA			4.750%	N/A (8)	Ba1	199,858
200	Lloyds Banking Group PLC			7.500%	N/A (8)	Baa3	226,043
200	Societe Generale SA, 144A			4.750%	N/A (8)	BB+	203,082
800	Total Banks						841,233

	Capital Markets – 0.3%

200	UBS Group AG, 144A			7.000%	N/A (8)	BBB	215,650
$1,000	Total Contingent Capital Securities (cost $1,033,488)						1,056,883

Principal Amount (000)	Description (1)			Coupon	Maturity	Ratings (2)	Value

	SOVEREIGN DEBT – 1.3% (1.0% of Total Investments)

	Bahrain – 0.4%

$250	Bahrain Government International Bond, 144A			7.000%	10/12/28	B+	$270,976

	Egypt – 0.5%

400	Egypt Government International Bond, 144A			5.875%	6/11/25	B+	410,822

	El Salvador – 0.1%

100	El Salvador Government International Bond, 144A			5.875%	1/30/25	B–	63,001

	Turkey – 0.3%

250	Turkey Government International Bond			5.950%	1/15/31	BB–	223,385
$1,000	Total Sovereign Debt (cost $1,002,711)						968,184

JMM	Nuveen Multi-Market Income Fund (continued)
Portfolio of Investments December 31, 2021
(Unaudited)

Principal Amount (000)	Description (1)		Optional Call Provision (9)	Ratings (2)	Value

	MUNICIPAL BONDS – 0.8% (0.6%of Total Investments)

	Illinois – 0.8%

$500	Illinois State, General Obligation Bonds, Pension Funding Series 2003, 5.100%, 6/01/33 (4)		No Opt. Call	BBB	$578,315
$500	Total Municipal Bonds (cost $513,826)				578,315
	Total Long-Term Investments (cost $97,177,601)				98,370,059

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 2.1% (1.5% of Total Investments)

	REPURCHASE AGREEMENTS – 2.1% (1.5% of Total Investments)

$1,535	Repurchase Agreement with Fixed Income Clearing Corporation, dated 12/31/21, repurchase price $1,534,721, collateralized $1,576,000 U.S. Treasury Bonds, 1.875%, due 2/15/41, value $1,565,473	0.000%	1/03/22		$1,534,721
	Total Short-Term Investments (cost $1,534,721)				1,534,721
	Total Investments (cost $98,712,322) – 137.5%				99,904,780
	Reverse Repurchase Agreements, including accrued interest – (31.0)% (10)				(22,541,763)
	Other Assets Less Liabilities – (6.5)% (11)				(4,729,881)
	Net Assets Applicable to Common Shares – 100%				$72,633,136

Investments in Derivatives

Futures Contracts – Long

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury Ultra Bond	9	3/22	$1,736,948	$1,774,125	$37,177	$14,063
Total receivable for variation margin on futures contracts						$14,063
Total payable for variation margin on futures contracts						$—

Futures Contracts – Short

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
U.S. Treasury 10-Year Ultra Note	(38)	3/22	$(5,474,299)	$(5,564,625)	$(90,326)	$(10,094)
Total receivable for variation margin on futures contracts						$—
Total payable for variation margin on futures contracts						$(10,094)

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (12)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$17,000,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(824,050)	$(824,050)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

(4)

Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or reverse repurchase agreements. As of the end of the reporting period, investments with a value of $24,623,165 have been pledged as collateral for reverse repurchase agreements.

(5)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(6)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(7)

Contingent Capital Securities (“CoCos”) are hybrid securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. For example, the terms may specify an automatic write-down of principal or a mandatory conversion into the issuer’s common stock under certain adverse circumstances, such as the issuer’s capital ratio falling below a specified level.

(8)	Perpetual security. Maturity date is not applicable.

(9)

Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(10)	Reverse Repurchase Agreements, including accrued interest as a percentage of Total Investments is 22.6%.

(11)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable. The unrealized appreciation (depreciation) of OTC cleared and exchange-traded derivatives is recognized as part of the cash collateral of brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.

(12)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

LIBOR	London Inter-Bank Offered Rate

N/A	Not Applicable.

MDR	Denotes investment is subject to dollar roll transactions.

SOFR30A	30 Day Average Secured Overnight Financing Rate

TBA	To be announced. Maturity date not known prior to settlement of this transaction.

WI/DD	Purchased on a when issued or delayed delivery basis.

See accompanying notes to financial statements.

Statement of Assets and Liabilities

December 31, 2021

(Unaudited)

Assets
Long-term investments, at value (cost $97,177,601)	$98,370,059
Short-term investments, at value (cost approximates value)	1,534,721
Cash	4,932
Cash collateral at broker for investments in futures contracts(1)	996,935
Receivable for:
Interest	594,362
Investments sold	1,259
Reclaims	918
Variation margin on futures contracts	14,063
Other	12,606
Total assets	101,529,855
Liabilities
Reverse repurchase agreements, including accrued interest	22,541,763
Unrealized depreciation on interest rate swaps	824,050
Payable for:
Investments purchased – when-issued/delayed-delivery settlement	5,331,078
Variation margin on futures contracts	10,094
Accrued expenses:
Management fees	72,915
Trustees fees	604
Other	116,215
Total liabilities	28,896,719
Net assets applicable to common shares	$72,633,136
Common shares outstanding	9,462,350
Net asset value (“NAV”) per common share outstanding	$7.68
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$94,624
Paid-in surplus	82,347,965
Total distributable earnings (loss)	(9,809,453)
Net assets applicable to common shares	$72,633,136
Authorized common shares	Unlimited
(1)	Cash pledged to collateralize the net payment obligations for investments in derivatives.

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended December 31, 2021

(Unaudited)

Investment Income	$1,971,602
Expenses
Management fees	428,748
Interest expense	33,529
Custodian fees	11,263
Trustees fees	1,552
Professional fees	40,248
Shareholder reporting expenses	49,239
Shareholder servicing agent fees	3,534
Stock exchange listing fees	3,345
Investor relations expense	6,388
Total expenses	577,846
Net investment income (loss)	1,393,756
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(55,135)
Futures contracts	103,206
Swaps	(161,647)
Change in net unrealized appreciation (depreciation) of:
Investments	(1,266,528)
Futures contracts	(73,317)
Swaps	354,566
Net realized and unrealized gain (loss)	(1,098,855)
Net increase (decrease) in net assets applicable to common shares from operations	$294,901

See accompanying notes to financial statements.

Statement of Changes in Net Assets

	Six Months Ended 12/31/21 (Unaudited)	Year Ended 6/30/21
Operations
Net investment income (loss)	$1,393,756	$2,495,618
Net realized gain (loss) from:
Investments	(55,135)	(86,383)
Futures contracts	103,206	(373,095)
Swaps	(161,647)	(314,292)
Change in net unrealized appreciation (depreciation) of:
Investments	(1,266,528)	3,731,026
Futures contracts	(73,317)	29,867
Swaps	354,566	839,707
Net increase (decrease) in net assets applicable to common shares from operations	294,901	6,322,448
Distributions to Common Shareholders
Dividends	(1,703,223)	(3,061,070)
Decrease in net assets applicable to common shares from distributions to common shareholders	(1,703,223)	(3,061,070)
Net increase (decrease) in net assets applicable to common shares	(1,408,322)	3,261,378
Net assets applicable to common shares at the beginning of period	74,041,458	70,780,080
Net assets applicable to common shares at the end of period	$72,633,136	$74,041,458

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended December 31, 2021

(Unaudited)

Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$294,901
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(49,764,125)
Proceeds from sales and maturities of investments	48,130,751
Proceeds from (Purchases of) short-term investments, net	882,562
Amortization (Accretion) of premiums and discounts, net	40,045
(Increase) Decrease in:
Receivable for interest	(41,025)
Receivable for investments sold	228,567
Receivable for reclaims	(918)
Receivable for variation margin on futures contracts	(3,938)
Other assets	(12,606)
Increase (Decrease) in:
Payable for investments purchased - regular settlement	(35,000)
Payable for investments purchased - when-issued/delayed-delivery settlement	1,290,688
Payable for variation margin on futures contracts	(5,406)
Accrued management fees	2,668
Accrued Trustees fees	(593)
Accrued other expenses	(43,116)
Net realized (gain) loss from:
Investments	55,135
Paydowns	(123,606)
Change in net unrealized appreciation (depreciation) of:
Investments	1,266,528
Swaps	(354,566)
Net cash provided by (used in) operating activities	1,806,946
Cash Flows from Financing Activities:
Proceeds from reverse repurchase agreements	47,586,002
(Purchase) for reverse repurchase agreements	(47,402,002)
Cash distributions paid to shareholders	(1,972,269)
Net cash provided by (used in) financing activities	(1,788,269)
Net Increase (Decrease) in Cash and Cash Collateral at Brokers	18,677
Cash and cash collateral at brokers at the beginning of period	983,190
Cash and cash collateral at brokers at the end of period	$1,001,867
The following table provides a reconciliation of cash and cash collateral at brokers to the statement of assets and liabilities:
Cash	$4,932
Cash collateral at brokers for investments in futures	996,935
Total cash and cash collateral at brokers	$1,001,867

Supplemental Disclosures of Cash Flow Information
Cash paid for interest	$33,378

See accompanying notes to financial statements.

Financial Highlights

Selected data for a share outstanding throughout each period:

		Investment Operations			Less Distributions to Common Shareholders				Common Share
	Beginning Common Share NAV	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Total	From Net Investment Income	From Accumulated Net Realized Gains	Return of Capital	Total	Discount From Shares Repurchase and Retired	Ending NAV	Ending Share Price
Year Ended 6/30:
2022(f)	$7.82	$0.15	$(0.11)	$0.04	$(0.18)	$—	$—	$(0.18)	$—	$7.68	$7.58
2021	7.48	0.26	0.40	0.66	(0.32)	—	—	(0.32)	—	7.82	7.46
2020	8.01	0.30	(0.48)	(0.18)	(0.35)	—	—	(0.35)	—	7.48	6.90
2019	7.97	0.32	0.08	0.40	(0.36)	—	—	(0.36)	—	8.01	7.33
2018	8.15	0.35	(0.13)	0.22	(0.40)	—	—	(0.40)	—	7.97	7.00
2017	8.07	0.39	0.12	0.51	(0.43)	—	—	(0.43)	—	8.15	7.49

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets Before Reimbursement(c)				Ratios to Average Net Assets After Reimbursement(c)(d)
Based on NAV(b)	Based on Share Price(b)	Ending Net Assets (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate(e)

0.38%	4.01%	$72,633	1.56	%*	3.76	%*	1.56	%*	3.76	%*	50%
9.13	13.13	74,041	1.55		3.41		1.55		3.41		107
(2.34)	(1.14)	70,780	2.24		3.88		2.24		3.88		87
5.16	10.14	75,839	2.19		4.08		2.19		4.08		159
2.60	(1.37)	75,408	1.88		4.28		1.88		4.28		165
6.62	6.08	77,147	1.71		4.72		1.64		4.79		191

(a)	Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)

Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

(c)	•	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to reverse repurchase agreements (as described in Note 8 – Fund Leverage), where applicable.
	•	Each ratio includes the effect of all interest expenses paid and other costs related to reverse repurchase agreements, where applicable, as follows:

Ratios of Interest Expense to Average Net Assets Applicable to Common Shares
Year Ended 6/30: 2022(f)	0.09%
2021	0.10
2020	0.75
2019	0.69
2018	0.41
2017	0.23

(d)	After fee waiver and/or expense reimbursement from the Adviser, where applicable. As of September 8, 2016, the Adviser is no longer contractually reimbursing the Fund for any fees and expenses.
(e)

Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 – Portfolio Securities and Investments in Derivatives) divided by the average long-term market value during the period.

(f)	Unaudited. For the six months ended December 31, 2021.
*	Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

(Unaudited)

1. General Information

Fund Information

Nuveen Multi-Market Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified closed-end management investment company. The Fund’s shares are listed on the New York Stock Exchange (“NYSE”) and trade under the ticker symbol “JMM.” The Fund was organized as a Massachusetts business trust on May 27, 2014 (previously organized as a Virginia corporation).

The end of the reporting period for the Fund is December 31, 2021, and the period covered by these Notes to Financial Statements is the six months ended December 31, 2021 (the “current fiscal period”).

Investment Adviser and Sub-Adviser

The Fund’s investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Fund, oversees the management of the Fund’s portfolio, manages the Fund’s business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into a sub-advisory agreement with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the Fund’s investment portfolio.

Developments Regarding the Fund’s Control Share By-Law

On October 5, 2020, the Fund and certain other closed-end funds in the Nuveen fund complex amended their by-laws. Among other things, the amended by-laws included provisions pursuant to which, in summary, a shareholder who obtains beneficial ownership of common shares in a Control Share Acquisition (as defined in the by-laws) shall have the same voting rights as other common shareholders only to the extent authorized by the other disinterested shareholders (the “Control Share By-Law”). On January 14, 2021, a shareholder of certain Nuveen closed-end funds filed a civil complaint in the U.S. District Court for the Southern District of New York (the “District Court”) against certain Nuveen funds and their trustees, seeking a declaration that such funds’ Control Share By-Laws violate the 1940 Act, rescission of such fund’s Control Share By-Laws and a permanent injunction against such funds applying the Control Share By-Laws. On February 18, 2022, the District Court granted judgment in favor of the plaintiff’s claim for rescission of such funds’ Control Share By-Laws and the plaintiff’s declaratory judgment claim, and declared that such funds’ Control Share By-Laws violate Section 18(i) of the 1940 Act. Following review of the judgment of the District Court, on February 22, 2022, the Board of Trustees amended the Fund’s by-laws to provide that the Fund’s Control Share By-Law shall be of no force and effect for so long as the judgment of the District Court is effective and that if the judgment of the District Court is reversed, overturned, vacated, stayed, or otherwise nullified, the Fund’s Control Share By-Law will be automatically reinstated and apply to any beneficial owner of common shares acquired in a Control Share Acquisition, regardless of whether such Control Share Acquisition occurs before or after such reinstatement, for the duration of the stay or upon issuance of the mandate reversing, overturning, vacating or otherwise nullifying the judgment of the District Court.

Other Matters

The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Fund’s normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.

2. Significant Accounting Policies

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Fund is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services – Investment Companies. The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing security and common share transactions. The NAV for financial reporting purposes includes security and common share transactions through the date of the report. Total return is computed based on the NAV used for processing security and common share transactions. The following is a summary of the significant accounting policies consistently followed by the Fund.

Compensation

The Fund pays no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Fund from the Adviser or its affiliates. The Fund’s Board of Trustees (the “Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Distributions to Common Shareholders

Distributions to common shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The Fund has implemented a level distribution program to provide shareholders with stable, but not guaranteed, cash flow, independent of the amount or timing of income earned or capital gains realized by the Fund. Under this program, the Fund’s regular monthly distribution, in order to maintain its level distribution amount, may include net investment income, return of capital and potentially capital gains for tax purposes. The amounts and sources of distributions are reported for financial reporting purposes and are not being provided for tax reporting purposes. The actual amounts and character of the distributions for tax reporting purposes will be reported to shareholders on Form 1099-DIV which will be sent to shareholders shortly after calendar year-end. More details about the Fund’s distributions and the basis for these estimates are available on www.nuveen.com/cef.

Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Investments and Investment Income

Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects payment-in-kind (“PIK”) interest, fees earned from reverse repurchase agreements and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash. Fees earned from reverse repurchase agreements are further described in Note 8 – Fund Leverage, Reverse Repurchase Agreements.

Netting Agreements

In the ordinary course of business, the Fund may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and securities collateral on a counterparty basis.

The Fund’s investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 – Portfolio Securities and Investments in Derivatives.

New Accounting Pronouncements and Rule Issuances

Reference Rate Reform

In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Fund’s investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Fund’s financial statements and various filings.

Notes to Financial Statements (continued)

(Unaudited)

Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework

In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Fund’s financial statements.

3. Investment Valuation and Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Fund’s major classifications of assets and liabilities measured at fair value follows:

Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.

Swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Swaps are generally classified as Level 2.

Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.

The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments*:
Asset-Backed and Mortgage-Backed Securities	$—	$61,118,002	$—	$61,118,002
Corporate Bonds	—	32,915,111	—	32,915,111
Variable Rate Senior Loan Interests	—	1,733,564	—	1,733,564
Sovereign Debt	—	968,184	—	968,184
Contingent Capital Securities	—	1,056,883	—	1,056,883
Municipal Bonds	—	578,315	—	578,315

Short-Term Investments:
Repurchase Agreements	—	1,534,721	—	1,534,721

Investments in Derivatives:
Futures Contracts**	(53,149)	—	—	(53,149)
Interest Rate Swaps**	—	(824,050)	—	(824,050)
Total	$(53,149)	$99,080,730	$—	$99,027,581
*	Refer to the Fund’s Portfolio of Investments for industry and country classifications, where applicable.
**	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

4. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Dollar Roll Transactions

The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage securities for delivery in the current month, realizing a gain (loss), and simultaneously contracts to repurchase similar securities on a specified future date. During the roll period, a Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the repurchase price is recorded as a realized gain or loss.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

The following table presents the repurchase agreements for the Fund that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.

Counterparty	Short-Term Investments, at Value	Collateral Pledged (From) Counterparty
Fixed Income Clearing Corporation	$1,534,721	$(1,565,473)

Zero Coupon Securities

A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investment Transactions

Long-term purchases and sales (including maturities and dollar roll transactions, but excluding derivative transactions) during the current fiscal period aggregated $49,764,125 and $48,130,751 respectively.

The Fund may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Fund has earmarked securities in its portfolio with a current value at least equal to the amount of the when-issued/delayed-delivery purchase commitments. If the Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.

Notes to Financial Statements (continued)

(Unaudited)

Investments in Derivatives

The Fund is authorized to invest in certain derivative instruments such as futures, options and swap contracts. The Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Fund records derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Fund’s investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Futures Contracts

Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash held by the broker to cover initial margin requirements on open futures contracts, if any, is recognized as “Cash collateral at brokers for investments in futures contracts” on the Statement of Assets and Liabilities. Investments in futures contracts obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior days “mark-to-market” of the open contracts. If the Fund has unrealized appreciation the clearing broker will credit the Fund’s account with an amount equal to appreciation. Conversely, if the Fund has unrealized depreciation the clearing broker will debit the Fund’s account with an amount equal to depreciation. These daily cash settlements are also known as “variation margin.” Variation margin is recognized as a receivable and/or payable for “Variation margin on futures contracts” on the Statement of Assets and Liabilities.

During the period the futures contract is open, changes in the value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis to reflect the changes in market value of the contract, which is recognized as a component of “Change in net unrealized appreciation (depreciation) of futures contracts” on the Statement of Operations. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into, which is recognized as a component of “Net realized gain (loss) from futures contracts” on the Statement of Operations.

Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.

During the current fiscal period, the Fund used U.S. Treasury futures as part of an overall portfolio construction strategy to manage portfolio duration and yield curve exposure.

The average notional amount of futures contracts outstanding during the current fiscal period was as follows:

Average notional amount of futures contracts outstanding*	$7,077,080
*

The average notional amount is calculated based on the absolute aggregate notional amount of contracts outstanding at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all futures contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statement of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		(Liability) Derivatives
		Location	Value	Location	Value
Interest rate	Futures contracts	Receivable for variation margin on futures contracts*	$37,177	Payable for variation margin on futures contracts*	$(90,326)
*

Value represents unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s Portfolio of Investments and not the asset and/or liability derivative location as described in the table above.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on futures contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Futures Contracts	Change in Net Unrealized Appreciation (Depreciation) of Futures Contracts
Interest rate	Futures contracts	$103,206	$(73,317)

Interest Rate Swap Contracts

Interest rate swap contracts involve the Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve the Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).

The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive.

Interest rate swap contracts are valued daily. Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), the Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. For an over-the-counter (“OTC”) swap that is not cleared through a clearing house (“OTC Uncleared”), the amount recorded on these transactions is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on interest rate swaps.”

Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash deposited by the Fund to cover initial margin requirements on open swap contracts, if any, is recognized as a component of “Cash collateral at brokers for investments in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap contract. If the Fund has unrealized appreciation, the clearing broker will credit the Fund’s account with an amount equal to the appreciation. Conversely, if the Fund has unrealized depreciation, the clearing broker will debit the Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on interest rate swaps” as described in the preceding paragraph.

The net amount of periodic payments settled in cash are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract. For tax purposes, payments expected to be received or paid on the swap contracts are treated as ordinary income or expense, respectively. Changes in the value of the swap contracts during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” on the Statement of Operations. In certain instances, payments are made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap agreements and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Payments received or made at the beginning of the measurement period, if any, are recognized as “Interest rate swaps premiums received and/or paid” on the Statement of Assets and Liabilities.

During the current fiscal period, the Fund used interest rate swap contracts to partially hedge its interest cost of leverage.

The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:

Average notional amount of interest rate swap contracts outstanding*	$17,000,000
*	The average notional amount is calculated based on the outstanding notional at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the fair value of all swap contracts held by the Fund as of the end of the reporting period, the location of these instruments on the Statement of Assets and Liabilities and the primary underlying risk exposure.

		Location on the Statements of Assets and Liabilities
Underlying Risk Exposure	Derivative Instrument	Asset Derivatives		(Liability) Derivatives
		Location	Value	Location	Value
Interest rate	Swaps (OTC Uncleared)	—	$—	Unrealized depreciation on interest rate swaps	$(824,050)

Notes to Financial Statements (continued)

(Unaudited)

The following table presents the swap contracts subject to netting agreements and the collateral delivered related to those swap contracts as of the end of the reporting period.

				Gross Amounts not offset on the Statement of Assets and Liabilities
Counterparty	Gross Unrealized Appreciation on Interest Rate Swaps**	Gross Unrealized (Depreciation) on Interest Rate Swaps**	Net Unrealized Appreciation (Depreciation) on Interest Rate Swaps	Interest Rate Swaps Premiums Paid	Collateral Pledged to (from) Counterparty	Net Exposure
Morgan Stanley Capital Services LLC	$—	$(824,050)	$(824,050)	$—	$823,230	$(820)
**	Represents gross unrealized appreciation (depreciation) for the counterparty as reported in the Fund’s Portfolio of Investments.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Swaps	Change in Net Unrealized Appreciation (Depreciation) of Swaps
Interest rate	Swaps	$(161,647)	$354,566

Market and Counterparty Credit Risk

In the normal course of business the Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose the Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of the Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of the Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when the Fund has an unrealized loss, the Fund has instructed the custodian to pledge assets of the Fund as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

5. Fund Shares

Common Share Transactions

The Fund did not have any transactions in common shares during the current and prior fiscal periods.

6. Income Tax Information

The Fund intends to distribute substantially all of its net investment company taxable income to common shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the common share NAV of the Fund.

The table below presents the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis as of December 31, 2021.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of investments	$98,848,910
Gross unrealized:
Appreciation	$1,915,265
Depreciation	(1,736,594)
Net unrealized appreciation (depreciation) of investments	$178,671

Permanent differences, primarily due to paydowns, bond premium amortization adjustments, treatment of notional principal contracts and complex securities character adjustments, resulted in reclassifications among the Fund’s components of net assets as of June 30, 2021, the Fund’s last tax year end.

The tax components of undistributed net ordinary income and net long-term capital gains as of June 30, 2021, the Fund’s last tax year end, were as follows:
Undistributed net ordinary income[1]	$19,914
Undistributed net long-term capital gains	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Fund’s last tax year ended June 30, 2021, was designated for purposes of the dividends paid deduction as follows:

Distributions from net ordinary income[1]	$3,061,070
Distributions from net long-term capital gains	—
[1]	Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

As of June 30, 2021, the Fund’s last tax year end, the Fund had unused capital losses carrying forward available for federal income tax purposes to be applied against future capital gains, if any. The capital losses are not subject to expiration.

Not subject to expiration:
Short-term	$517,313
Long-term	8,759,501
Total	$9,276,814

7. Management Fees

The Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Fund from the management fees paid to the Adviser.

The Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within the Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.7000%
For the next $125 million	0.6875
For the next $150 million	0.6750
For the next $600 million	0.6625
For managed assets over $1 billion	0.6500

Notes to Financial Statements (continued)

(Unaudited)

The annual complex-level fee, payable monthly, is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445
*

For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen Funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. As of December 31, 2021, the complex-level fee for the Fund was 0.1531%.

8. Fund Leverage

Reverse Repurchase Agreements

During the current fiscal period, the Fund entered into reverse repurchase agreements as a means of leverage.

The Fund may enter into a reverse repurchase agreement with brokers, dealers, banks or other financial institutions that have been determined by the Adviser to be creditworthy. In a reverse repurchase agreement, the Fund sells to the counterparty a security that it holds with a contemporaneous agreement to repurchase the same security at an agreed-upon price and date, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Fund. Cash received in exchange for securities delivered, plus accrued interest payments to be made by the Fund to a counterparty, are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

In a reverse repurchase agreement, the Fund retains the risk of loss associated with the sold security. In order to minimize risk, the Fund identifies for coverage securities and cash as collateral with a fair value at least equal to its purchase obligations under these agreements (including accrued interest). Reverse repurchase agreements also involve the risk that the purchaser fails to return the securities as agreed upon, files for bankruptcy or becomes insolvent. Upon a bankruptcy or insolvency of a counterparty, the Fund is considered to be an unsecured creditor with respect to excess collateral and as such the return of excess collateral may be delayed. The Fund will pledge assets determined to be liquid by the Adviser to cover its obligations under reverse repurchase agreements.

As of the end of the reporting period, the Fund’s outstanding balances on its reverse repurchase agreements were as follows:

Counterparty	Coupon	Principal Amount	Maturity	Value	Value and Accrued Interest
BNP Paribas	0.240%	$(8,808,000)	1/27/22	$(8,808,000)	$(8,812,207)
Goldman Sachs	0.220%	(3,648,000)	1/13/22	(3,648,000)	(3,649,743)
TD Securities (USA), LLC	0.516%	(10,075,000)	1/13/22	(10,075,000)	(10,079,813)
		$(22,531,000)		$(22,531,000)	$(22,541,763)

During the current fiscal period, the average daily balance outstanding (which was for the entire current reporting period) and average interest rate on the Fund’s reverse repurchase agreements were as follows:

Average daily balance outstanding	$21,269,320
Average interest rate	0.31%

The following table presents the reverse repurchase agreements subject to netting agreements and the collateral delivered related to those reverse repurchase agreements.

Counterparty	Reverse Repurchase Agreements*	Collateral Pledged to Counterparty
BNP Paribas	$(8,812,207)	$9,440,540
Goldman Sachs	(3,649,743)	3,786,259
TD Securities (USA), LLC	(10,079,813)	11,396,365
	$(22,541,763)	$24,623,164
*	Represents gross value and accrued interest for the counterparty as reported in the preceding table.

9. Borrowing Arrangements

Inter-Fund Borrowing and Lending

The SEC has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Fund covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, the Fund did not enter into any inter-fund loan activity.

Risk

Considerations (Unaudited)

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Multi-Market Income Fund (JMM)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Investing in mortgage-backed securities entails credit risk, the risk that the servicer fails to perform its duties, liquidity risks, interest rate risks, structure risks, pre-payment risk, and geographical concentration risks. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations including hedging risk are described in more detail on the Fund’s web page at www.nuveen.com/JMM.

Additional Fund Information (Unaudited)

Board of Trustees
Jack B. Evans	William C. Hunter	Amy B. R. Lancellotta	Joanne T. Medero	Albin F. Moschner	John K. Nelson
Judith M. Stockdale	Carole E. Stone	Matthew Thornton III	Terence J. Toth	Margaret L. Wolff	Robert L. Young

Investment Adviser Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Independent Registered Public Accounting Firm KPMG LLP 200 East Randolph Street Chicago, IL 60601	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 150 Royall Street Canton, MA 02021 (800) 257-8787

Portfolio of Investments Information

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.

Nuveen Funds’ Proxy Voting Information

You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure

The Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. The Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

The Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, the Fund repurchased shares of its common stock, as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

JMM
Common shares repurchased	0

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FlNRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

(Unaudited)

∎

Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

∎

Beta: A measure of the variability of the change in the share price for a fund in relation to a change in the value of the fund’s market benchmark. Securities with betas higher than 1.0 have been, and are expected to be, more volatile than the benchmark; securities with betas lower than 1.0 have been, and are expected to be, less volatile than the benchmark.

∎

JMM Blended Benchmark: Consists of: 1) 25% Bloomberg U.S. Corporate High Yield Bond Index, an index designed to measure the performance of the USD-denominated, fixed-rate corporate high yield bond market; and 2) 75% Bloomberg U.S. Government/Mortgage Bond Index, an index that is designed to measure the performance of U.S. government treasury securities and agency mortgage-backed securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Bloomberg U.S. Government/Mortgage Bond Index: An index designed to measures the performance of U.S. government treasury securities and agency mortgage-backed securities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

∎

Contingent Capital Securities (CoCos): CoCos are debt or capital securities of primarily non-U.S. issuers with loss absorption contingency mechanisms built into the terms of the security, for example a mandatory conversion into common stock of the issuer, or a principal write-down, which if triggered would likely cause the CoCo investment to lose value. Loss absorption mechanisms would become effective upon the occurrence of a specified contingency event, or at the discretion of a regulatory body. Specified contingency events, as identified in the CoCo’s governing documents, usually reference a decline in the issuer’s capital below a specified threshold level, and/or certain regulatory events. A loss absorption contingency event for CoCos would likely be the result of, or related to, the deterioration of the issuer’s financial condition and/or its status as a going concern. In such a case, with respect to CoCos that provide for conversion into common stock upon the occurrence of the contingency event, the market price of the issuer’s common stock received by the Acquiring Fund will have likely declined, perhaps substantially, and may continue to decline after conversion. CoCos rated below investment grade should be considered high yield securities, or “junk,” but often are issued by entities whose more senior securities are rated investment grade. CoCos are a relatively new type of security; and there is a risk that CoCo security issuers may suffer the sort of future financial distress that could materially increase the likelihood (or the market’s perception of the likelihood) that an automatic write-down or conversion event on those issuers’ CoCos will occur. Additionally, the trading behavior of a given issuer’s CoCo may be strongly impacted by the trading behavior of other issuers’ CoCos, such that negative information from an unrelated CoCo security may cause a decline in value of one or more CoCos held by the Fund. Accordingly, the trading behavior of CoCos may not follow the trading behavior of other types of debt and preferred securities. Despite these concerns, the prospective reward vs. risk characteristics of at least certain CoCos may be very attractive relative to other fixed-income alternatives.

∎

Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

∎

Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see below) and the leverage effects of certain derivative investments in the fund’s portfolio.

∎	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

∎

Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

∎

Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of the fund. Both of these are part of the fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

Nuveen:

Serving Investors for Generations

Since 1898, financial professionals and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.

To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial professional, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Nuveen Securities, LLC, member FINRA and SIPC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com	ESA-A-1221D 2008295-INV-B-02/23

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activity for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item  2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4) Change in registrant’s independent public accountant. Not applicable.

(b) If the report is filed under Section  13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2 (b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section  1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section  18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Multi-Market Income Fund

By (Signature and Title)	/s/ Mark L. Winget
Mark L. Winget
Vice President and Secretary

Date: March 9, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David J. Lamb
David J. Lamb
Chief Administrative Officer
(principal executive officer)

Date: March 9, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: March 9, 2022